Document and Entity Information	Oct. 15, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001842295
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Entity Registrant Name	Maze Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42490
Entity Tax Identification Number	82-2635018
Entity Address, Address Line One	171 Oyster Point Blvd.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	850-5070
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock - par value $0.001 per share
Trading Symbol	MAZE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false